SCHEDULE OF CHANGES IN THE NUMBER OF ISSUED SHARES OF SHARE CAPITAL (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Balance, shares	23,652,110	21,652,110	20,374,500
Issuance of capital shares		2,000,000	1,277,610
Balance, shares	23,652,110	23,652,110	21,652,110